Equity (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands									1 Months Ended			3 Months Ended		12 Months Ended
	Mar. 22, 2021	Nov. 11, 2020	Jun. 23, 2020	Jun. 22, 2020	May 18, 2020	Mar. 15, 2020	Mar. 03, 2020	Feb. 12, 2020	Feb. 28, 2021	Feb. 29, 2020	Dec. 31, 2019	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 30, 2020
Allotted in private issuance											3,413,312
Shares issued price per share											$ 0.968				$ 0.968
Number of common stock											2				2
Common stock par value											$ 0.001	$ 0.001		$ 0.001	$ 0.001
Proceeds from issuance of common stock											$ 3,300	$ 3,300		$ 3,300,000
Proceeds from exercise of warrant												$ 781		$ 1,729
Share-based compensation granted shares												511,792		6,633,394
2020 Share Incentive Plan [Member]
Number of common stock		1		1		1		1
Common stock par value		$ 0.001		$ 0.001		$ 0.001		$ 0.001
Share-based compensation granted shares		144,222		1,544,769		576,888		4,367,515				511,792
Share-based compensation vested in period, fair value												$ 289
Letter Agreement [Member] | Medigus Ltd [Member]
Convertible conversion price			$ 0.484
Consultant [Member]
Warrant exercise price percentage												3.00%		3.00%
Proceeds from exercise of warrant												$ 2,000		$ 2,000
Number of common stock value												$ 250		$ 250
Investors [Member]
Allotted in private issuance	22,222,223
Proceeds from issuance of common stock	$ 20,000
Warrants exercise price	$ 1.15
Warrants exercisable expiration date	Mar. 31, 2026
Warrants description	Pursuant to the terms of the Warrants, following April 1, 2024, if the closing price of the common stock equal or exceeds 135% of the Exercise Price (subject to appropriate adjustments for stock splits, stock dividends, stock combinations and other similar transactions after the issue date of the Warrants) for any thirty (30) consecutive trading days, the Company may force the exercise of the Warrants, in whole or in part, by delivering to the Investors a notice of forced exercise.
Employees, Consultants, Directors and Other Service Providers [Member] | 2020 Share Incentive Plan [Member]
Share-based compensation granted shares										5,228,007
Board of Directors [Member] | 2020 Share Incentive Plan [Member]
Share-based compensation granted shares				3,617,545		576,888
Each Warrant A [Member]
Number of warrants			1		1							1		1
Warrants exercise price			$ 0.595		$ 0.595							$ 0.595		$ 0.595
Warrant term			12 months		18 months							12 months		12 months
Number of warrants exercised														2,992,855
Number of warrants unexcercised																	420,457
Each Warrant B [Member]
Number of warrants			1		1							1		1
Warrants exercise price			$ 0.893		$ 0.893							$ 0.893		$ 0.893
Warrant term			18 months		24 months							18 months		18 months
Warrant [Member]
Allotted in private issuance					2,066,116		979,754
Shares issued price per share					$ 0.968		$ 0.968
Common stock par value					$ 0.001		$ 0.001
Proceeds from issuance of common stock					$ 2,000		$ 948
Proceeds from issuance of shares net of issuance expense					$ 1,900		$ 909
Warrant [Member] | Letter Agreement [Member] | Medigus Ltd [Member]
Number of warrants			393,736
Warrants exercise price			$ 0.595
Warrant A [Member]
Number of warrants							1
Warrants exercise price							$ 0.595					$ 0.595		$ 0.595
Warrant term							12 months
Number of warrants exercised									336,135
Warrants exercisable expiration date												Nov. 18, 2021		Mar. 03, 2021
Warrant A [Member] | Letter Agreement [Member] | Medigus Ltd [Member]
Number of warrants			393,736
Warrants exercise price			$ 0.595
Warrant B [Member]
Number of warrants							1
Warrants exercise price							$ 0.893					$ 0.893		$ 0.893
Warrant term							18 months
Warrants exercisable expiration date												Jun. 30, 2021		Jun. 30, 2021
Warrant B [Member] | Letter Agreement [Member] | Medigus Ltd [Member]
Number of warrants			787,471
Warrants exercise price			$ 0.893
Ordinary Shares [Member] | Letter Agreement [Member] | Medigus Ltd [Member]
Conversion convertible debt			$ 381,136
Convert conversion			787,471